Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial derivatives
Financial derivatives, payable	€ (64,562)	€ (72,837)
Financial derivatives, receivable	70,487	81,428
Financial derivatives	5,925	8,591
Effect of discount/financing rates	(6,784)	(4,182)
Financial derivative net receivable	(859)	4,409
Within one year
Financial derivatives
Financial derivatives, payable	(16,218)	(20,519)
Financial derivatives, receivable	16,864	21,239
Financial derivatives	646	720
In more than one year but less than two years
Financial derivatives
Financial derivatives, payable	(3,121)	(4,217)
Financial derivatives, receivable	3,723	4,582
Financial derivatives	602	365
In more than two years but less than three years
Financial derivatives
Financial derivatives, payable	(5,623)	(3,680)
Financial derivatives, receivable	5,978	4,143
Financial derivatives	355	463
In more than three years but less than four years
Financial derivatives
Financial derivatives, payable	(2,518)	(3,733)
Financial derivatives, receivable	2,903	4,429
Financial derivatives	385	696
In more than four years but less than five years
Financial derivatives
Financial derivatives, payable	(3,305)	(2,562)
Financial derivatives, receivable	3,620	3,102
Financial derivatives	315	540
In more than five years
Financial derivatives
Financial derivatives, payable	(33,777)	(38,126)
Financial derivatives, receivable	37,399	43,933
Financial derivatives	€ 3,622	€ 5,807